Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended				1 Months Ended			1 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 05, 2012 Subsequent Event Mike S. Zafirovski	Sep. 29, 2012 10.875% Senior Notes	Oct. 01, 2012 10.875% Senior Notes Subsequent Event	Oct. 01, 2012 10.875% Senior Notes Early Tender Offer Subsequent Event	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Subsequent Event	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Minimum Subsequent Event	Oct. 01, 2012 8.75% Second Priority Senior Secured Notes Maximum Subsequent Event	Oct. 01, 2012 9.875% Senior Notes Subsequent Event
Subsequent Event [Line Items]
Right to purchase stock granted, number of shares				60,753
Right to purchase stock granted, price per share				16.46
Options to acquire common stock granted, number of shares	2,477,500	983,000		303,767
Options to acquire common stock granted, exercise price per share		$ 16.46		$ 16.46
Total debt and capital lease obligations	$ 2,165,477,000	$ 2,167,911,000	$ 1,825,112,000		$ 465,000,000
Interest rate of Notes					10.875%				8.75%
Final tender expiration date					Oct. 09, 2012
Total tender offer consideration per $1,000 principal					1,038.75
Principal amount per note					1,000
Early tender premium per $1,000 of principal					30
Principal value of early tendered notes					363,200,000
Payments made to holders of early tendered notes						392,200,000
Aggregate tender premium cost						18,500,000	14,100,000
Accrued interest							14,900,000
Percentage of the redemption price of the remaining principal amount outstanding						102.719%
Payment made to remaining holders of notes						104,500,000
Unamortized original issuance cost	42,900,000	34,000,000	34,100,000			10,200,000
Unamortized original issuance premium						2,500,000
Senior secured notes issued									100,000,000
Aggregate principal amount										230,000,000	330,000,000	440,000,000
Senior Secured Credit Facility, maturity date								Mar. 15, 2018				Apr. 15, 2018
Gross proceeds									106,750,000
Issuance premium									$ 6,750,000